SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund (the "Fund")

Supplement Dated October 21, 2013
to the Class A Shares Prospectus (the "Prospectus"), dated September 30, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Principal Investment Strategies Language

In the Fund's "Principal Investment Strategies" section, the last two paragraphs are hereby deleted and replaced with the following:

The Fund implements the investment recommendations of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manger may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives directed by SIMC.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments.

Change in Sub-Adviser

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text with respect to Tocqueville Asset Management LP ("TAM") and INTECH Investment Management LLC ("INTECH") is hereby deleted.

In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Brandywine Global Investment Management, LLC	Patrick S. Kaser, CFA	Since 2013	Managing Director & Portfolio Manager
	Paul R. Lesutis, CFA	Since 2013	Managing Director & Portfolio Manager
	James J. Clarke	Since 2013	Portfolio Manager
Parametric Portfolio Associates LLC	David Stein	Since 2013	Chief Investment Officer
	Thomas Seto	Since 2013	Lead Portfolio Manager, Managing Director of Portfolio Management

In addition, under the heading "Large Cap Diversified Alpha Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text with respect to TAM and INTECH is hereby deleted.

Under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Brandywine Global Investment Management, LLC: Brandywine Global Investment Management, LLC (Brandywine Global), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19106, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Brandywine Global. The team consists of Patrick S. Kaser, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for researching the financial and healthcare sectors, contributing insights and stock recommendations; Paul R. Lesutis, CFA, Brandywine Global's Managing Director and Portfolio Manager, who is responsible for general research coverage, contributing insights and stock recommendations; and James J. Clarke, Brandywine Global's Portfolio Manager. Mr. Kaser has been with Brandywine Global since 1998. Mr. Lesutis has been with Brandywine Global since 1991. Mr. Clarke has been with Brandywine Global since December 2008. Immediately prior to joining Brandywine Global, he served as founding partner of Clarke Bennitt, LLC and co-portfolio manager of the concentrated, all-cap Montchanin funds from 2005 to 2008.

Parametric Portfolio Associates LLC: Parametric Portfolio Associates LLC ("Parametric"), located at 1918 Eighth Avenue, Suite 3100, Seattle, Washington 98101, serves as a Sub-Adviser to the Large Cap Diversified Alpha Fund. A team of investment professionals at Parametric, led by David Stein, Chief Investment Officer, and Thomas Seto, Lead Portfolio Manager and Managing Director of Portfolio Management, manages the portion of the Large Cap Diversified Alpha Fund's assets allocated to Parametric. Messrs. Stein and Seto have been with Parametric since 1996 and 1998, respectively, and have held their current positions since joining the firm.

Addition of Portfolio Manager

Under the heading "Management," in the Fund Summary for the Fund, the existing text regarding the Fund's investment adviser is hereby deleted and replaced with the following text and chart, which shall immediately precede the heading "Sub-Advisers and Portfolio Managers":

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with Fund	Title with Adviser
Greg McIntire	Since 2013	Portfolio Manager

In addition, under the section entitled "Investment Adviser and Sub-Advisers," the sentence immediately following the heading is hereby deleted and replaced with the following:

SIMC, in addition to the Sub-Advisers and portfolio managers listed below, acts as adviser and portfolio manager for a portion of each of the High Yield Bond, Dynamic Asset Allocation and Large Cap Diversified Alpha Funds' assets, and as the adviser and portfolio manager of the Real Return Fund's assets.

In addition, under the section entitled "Investment Adviser and Sub-Advisers," the following text is hereby added immediately after the existing sub-heading and paragraph related to the Dynamic Asset Allocation Fund:

LARGE CAP DIVERSIFIED ALPHA FUND:

The Large Cap Diversified Alpha Fund is managed, in part, by the following investment professional of SIMC. Greg McIntire has served as a Portfolio Manager on the U.S. Large Cap Equity team within the Investment Management Unit since 2009. In his preceding role, Mr. McIntire served as the Head of Risk Management within SIMC.

In addition to serving as adviser to the High Yield Bond, Real Return, Dynamic Asset Allocation and Large Cap Diversified Alpha Funds, SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-843 (10/13)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Diversified Alpha Fund (the "Fund")

Supplement Dated October 21, 2013
to the Statement of Additional Information ("SAI"), dated September 30, 2013

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Policies Language

Under the heading "Investment Objectives and Policies," under the section entitled "Large Cap Diversified Alpha Fund," the last two paragraphs are hereby deleted and replaced with the following:

The Fund implements the investment recommendations of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the Sub-Advisers and SIMC, with the weighting of each model in the total portfolio determined by SIMC. Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward-looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manger may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives directed by SIMC.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments.

Change in Sub-Adviser

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and the Sub-Advisers," all references to Tocqueville Asset Management LP's ("TAM") and INTECH Investment Management LLC's ("INTECH") management of the Fund are hereby deleted.

Under the same heading, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

BRANDYWINE GLOBAL INVESTMENT MANAGEMENT, LLC—Brandywine Global Investment Management, LLC ("Brandywine Global") serves as a Sub-Adviser to a portion of the assets of the Large Cap Diversified Alpha Fund. Brandywine Global, founded in 1986, is a wholly owned, but independently operated subsidiary of Legg Mason Inc., retaining complete investment autonomy and control over management, investment, and employment decisions.

PARAMETRIC PORTFOLIO ASSOCIATES LLC—Parametric Portfolio Associates LLC ("Parametric") serves as a Sub-Adviser to a portion of the assets of the Large Cap Diversified Alpha Fund. Parametric is 93% owned by Eaton Vance Corporation, a Boston-based investment management firm, and is 7% owned by Parametric's executives and employees.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and the Sub-Advisers," all references to TAM's and INTECH's management of the Fund are hereby deleted.

In the same section, the following text is hereby added in the appropriate alphabetical order thereof:

Brandywine Global

Compensation. SIMC pays Brandywine Global a fee based on the assets under management of the Large Cap Diversified Alpha Fund as set forth in the investment sub-advisory agreement between Brandywine Global and SIMC. Brandywine Global pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Diversified Alpha Fund.

Portfolio managers, analysts and traders earn a base salary and bonus tied to investment performance. The performance bonus is awarded based on peer group outperformance on a one-quarter, one-year, three-year and five-year basis. The performance calculation is weighted to place more emphasis on longer-term outperformance, and less emphasis on the short-term. This emphasis on long term performance, in addition to quarterly oversight of the investment committee, serve as mechanisms to deter excessive risk-taking.

Investment professionals also receive a second quarterly bonus based on the profitability of their product group. Each investment team at Brandywine Global manages its own P&L and retains the bulk of its profits at the end of each quarter. The portion that is not retained is shared with the other investment teams in an effort to smooth income and to promote cross-team fertilization and cooperation. Brandywine Global has found that this form of compensation aligns the interests of investment professionals and clients and leads to accountability and low-turnover among Brandywine Global's staff. In essence, the portfolio management teams own all of the residual profits of the Brandywine Global, which the firm believes leads to responsibility, accountability, and low turnover of people.

Ownership of Fund Shares. As of May 31, 2013, Brandywine Global's portfolio managers did not beneficially own any shares of the Large Cap Diversified Alpha Fund.

Other Accounts. As of May 31, 2013, in addition to the Large Cap Diversified Alpha Fund, Brandywine Global's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Patrick S. Kaser, CFA	3	$3,293.56	4	$40.36	25		$1,165.09
	0	$0	0	$0	2	*	$9.19
Paul R. Lesutis, CFA	3	$3,293.56	4	$40.36	25		$1,165.09
	0	$0	0	$0	2	*	$9.19
James J. Clarke	3	$3,293.56	5	$36.89	25		$1,165.09
	0	$0	0	$0	2	*	$9.19

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Brandywine Global's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap Diversified Alpha Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include other investment company accounts and separately managed accounts. The other accounts might have similar investment objectives as the Large Cap Diversified Alpha Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap Diversified Alpha Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Another potential conflict could include each portfolio manager's knowledge about the size, timing and possible market impact of an account's trade, whereby a portfolio manager could use this information to the advantage of certain accounts and to the disadvantage of other accounts. Additionally, the simultaneous management of client accounts that pay performance-based fees alongside client accounts that only pay an asset-based fee may create a conflict of interest as the portfolio managers may have an incentive to favor client accounts with the potential to receive greater fees. While the portfolio managers' management of other accounts may give rise to potential conflicts of interest, Brandywine Global does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Brandywine Global believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Parametric

Compensation. SIMC pays Parametric a fee based on the assets under management of the Large Cap Diversified Alpha Fund as set forth in an investment sub-advisory agreement between Parametric and SIMC. Parametric pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Diversified Alpha Fund. The following information relates to the period ended June 30, 2013.

Employee Compensation. Compensation of Parametric's portfolio managers and other investment professionals has three primary components: (i) a base salary; (ii) a quarterly cash bonus; and (iii) annual stock-based compensation consisting of options to purchase shares of Parametric's parent company, Eaton Vance Corporation's ("EV") nonvoting common stock, restricted stock in EV and profit units that participate in the earnings and equity growth of Parametric. Parametric's investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Parametric employees. Compensation of Parametric's investment professionals is reviewed primarily on an annual basis. Stock-based compensation awards and adjustments in base salary and bonus are typically paid and/or put into effect at or shortly after Parametric's October 31 fiscal year-end.

Method to Determine Employee Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance and remain competitive with other firms within the investment management industry. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. The compensation of portfolio managers with other job responsibilities (such as product development) will include consideration of the scope of such responsibilities and the managers' performance in meeting them. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and EV. Cash bonuses are determined based on a target percentage of Parametric profits. While the base salaries of Parametric's portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate substantially from year to year based on changes in financial performance and other factors.

Ownership of Fund Shares. As of June 30, 2013, Parametric's portfolio managers did not beneficially own any shares of the Large Cap Diversified Alpha Fund.

Other Accounts. As of June 30, 2013, Parametric's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
David Stein	21	$13,760	2	$1,808	3,062		$43,882
	0	$0	0	$0	2	*	$1,151
Thomas Seto	21	$13,760	2	$1,808	3,062		$43,882
	0	$0	0	$0	2	*	$1,151

*  These accounts, which are a subset of the preceding row, are subject to a performance-based advisory fee.

Please note that at Parametric, accounts are managed on a team basis. David Stein and Thomas Seto are responsible for the management of the Fund in accordance with the guidelines and restrictions as defined in the prospectus. Under their supervision and direction are portfolio management teams consisting of Senior Portfolio Managers and Portfolio Managers, who are tasked with the day-to-day management of accounts.

Conflicts of Interest. Parametric's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap Diversified Alpha Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include other investment company accounts and separately managed accounts. The other accounts might have similar investment objectives as the Large Cap Diversified Alpha Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap Diversified Alpha Fund. While the portfolio managers' management of other accounts may give rise to potential conflicts of interest, Parametric does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Parametric believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

Addition of Portfolio Manager

Under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," the text relating to SIMC is hereby deleted and replaced with the following:

SIMC

Compensation. SIMC compensates each portfolio manager for his management of the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha or Multi-Asset Real Return Funds. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of each portfolio manager's compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of each portfolio manager's compensation is based upon various performance factors, including the portfolio manager's performance versus a proxy, global balanced portfolio over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target out-performance of the global balanced portfolio. Another key factor is the portfolio manager's team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of May 31, 2013, the portfolio managers beneficially owned shares of the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha or Multi-Asset Real Return Fund through their 401(k) plans, as follows:

Portfolio Manager	Dollar Range of Fund Shares
David S. Aniloff	$1-10,000
Greg McIntire*	None
Derek Papastrat	None
James Smigiel	None
Sean Simko	None

*  As of September 30, 2013.

Other Accounts. As of May 31, 2013, in addition to the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
David S. Aniloff	3	$1.523	0	$0	0	$0
Greg McIntire*	14	$47.7	1	$1.2	2	$1.0
Derek Papastrat	12	$1.350	0	$0	0	$0
James Smigiel	18	$5.951	1	$182	26	$3.359
Sean Simko	3	$0.032	2	$3	3,100	$4.01

*  As of September 30, 2013.

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of registered investment companies other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day management of the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds' investments. The other accounts might have similar investment objectives as the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds.

While the portfolio managers' management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds. Because of their positions with the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds, the portfolio managers know the size, timing and possible market impact of High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds, such an approach might not be suitable for the High Yield Bond, Real Return, Dynamic Asset Allocation, Large Cap Diversified Alpha and Multi-Asset Real Return Funds given their investment objectives and related restrictions.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-844 (10/13)